Accumulated other comprehensive loss - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	$ 9,991	$ 16,200	$ (13,764)
Gains (loss) on net investment hedge	(10,238)	(17,152)
Gains (loss) on net investment hedge			11,447
Net change	(247)	(952)
Net change			(2,317)
Available-for-sale investment adjustments
Gross unrealized gains (losses)	60,971	55,438	(27,893)
Employee benefit plans adjustments
Amortization of prior service (credit) cost	20	19	0
Other comprehensive income (loss), net of taxes	37,417	61,430	(19,475)
Defined benefit pension plan
Employee benefit plans adjustments
Net actuarial gain (loss)	(8,363)	(3,472)	(7,541)
Net loss (gain) on settlement reclassified to net income	0	0	1,554
Net actuarial gain (loss)	(8,363)	(3,472)	(5,987)
Prior service credit (cost) arising during the year	(47)	0	(212)
Amortization of net actuarial (gains) losses	2,412	2,407	2,106
Change in deferred taxes	456	149	(298)
Amortization of prior service (credit) cost	20	19	0
Foreign currency translation adjustments of related balances	(421)	(523)	840
Total changes recognized in other comprehensive income (loss)	(5,943)	(1,420)	(3,551)
Post-retirement healthcare plan
Employee benefit plans adjustments
Net actuarial gain (loss)	(18,553)	10,014	11,589
Prior service credit (cost) arising during the year	0	(2,369)	0
Amortization of net actuarial (gains) losses	0	272	2,615
Change in deferred taxes	0	0	0
Amortization of prior service (credit) cost	524	376	39
Total changes recognized in other comprehensive income (loss)	(18,029)	8,293	14,243
Held-to-maturity Securities
Available-for-sale investment adjustments
Transfer of realized (gains) losses to net income	665	71	43
Net change	665	71	43
Available-for-sale Securities
Available-for-sale investment adjustments
Gross unrealized gains (losses)	62,191	57,062	(26,793)
Transfer of realized (gains) losses to net income	(1,220)	(1,624)	(1,100)
Net change	$ 60,971	$ 55,438	$ (27,893)